ORGANIZATION, BASIS OF PRESENTATION, AND RECENT DEVELOPMENTS (Details Narrative) - USD ($)						9 Months Ended
	Jul. 30, 2015	Jul. 29, 2015	Jul. 07, 2015	Dec. 27, 2013	Dec. 27, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 17, 2014
Excess of stock shares authorized		500,000,000	150,000,000
Reverse split stock			the 1 for 5 reverse split of the Company's common stock effectuated on July 8, 2015.	1-for-5	ratio of 1-for-5
Reverse stock split amendment date			Jul. 08, 2015
Percentage of ownership				50.00%	50.00%			50.00%	50.00%
Number of public offering units	$ 3,761,657
Public offering units per unit	$ 11.00
Gross proceeds of public offering	$ 41,400,000
Net proceeds of public offering	$ 38,700,000						$ (109,104)
Series A Preferred Stock [Member]
Conversion of stock description		Each Unit consisted of one-fourth of a share of Series A preferred stock and 20 Series A warrants
Series A Preferred Stock [Member] | Common Stock [Member]
Stock convertible into shares		10
Series A Warrant [Member]
Conversion of stock description		Each one-fourth of a share of Series A preferred stock is convertible into 10 shares of common stock and each Series A warrant is exercisable into one share of common stock at an exercise price of $1.24 per share
20 Series A Warrant [Member] | Common Stock [Member]
Stock convertible into shares		1
Common stock exercise price per share		$ 1.24